Cash and Cash Equivalents (Details) - Jun. 11, 2011	USD ($)	CNY (¥)
Cash and Cash Equivalents [Abstract]
Maturity date	Jun. 11, 2022	Jun. 11, 2022
Deposit amount	$ 78,461	¥ 500,000
Annual interest rate	1.95%	1.95%